                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Vertical Group, L.P.
                 -------------------------------
   Address:      25 DeForest Avenue
                 -------------------------------
                 Summit, NJ  07901
                 -------------------------------

Form 13F File Number: 28-10845
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John E. Runnells
         -------------------------------
Title:   General Partner
         -------------------------------
Phone:   (908) 277-3737
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ John E. Runnells               Summit, New Jersey   January 24, 2007
   -------------------------------    ------------------   ----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          17
                                        --------------------

Form 13F Information Table Value Total:       $154,210
                                        --------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE


      COLUMN 1            COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7           COLUMN 8
                                                   VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE      SHARED   NONE

Alsius Corp.           COM              465707107  1,061     409,480 SH           SOLE         N/A          409,480
Am. Med. Systems       COM              02744M108 14,529   1,004,754 SH           SOLE         N/A        1,004,754
Celgene Corporation    COM              151020104 13,170     285,000 SH           SOLE         N/A          285,000
Endocare Inc.          COM              29264P104  1,786     234,721 SH           SOLE         N/A          234,721
EV3 Inc.               COM              26928A200 44,284   3,484,224 SH           SOLE         N/A        3,484,224
Johnson & Johnson      COM              478160104  6,496      97,388 SH           SOLE         N/A           97,388
Kensey Nash Corp.      COM              490057106  2,235      74,714 SH           SOLE         N/A           74,714
Lifecell               COM              531927101    259       6,000 SH           SOLE         N/A            6,000
Lifecore Biomedical    COM              532187101 12,131     839,500 SH           SOLE         N/A          839,500
Masimo                 COM              574795100 19,857     503,349 SH           SOLE         N/A          503,349
McKesson               COM              58155Q103  2,258      34,474 SH           SOLE         N/A           34,474
Metabolix, Inc.        COM              591018809    803      33,753 SH           SOLE         N/A           33,753
Nortel Networks        COM              656568102     91       5,999 SH           SOLE         N/A            5,999
Orthologic             COM              68750J107     27      20,000 SH           SOLE         N/A           20,000
Ventana Med.           COM              92276H106 29,956     343,417 SH           SOLE         N/A          343,417
Westell Technologies   CLA              957541105     14      10,000 SH           SOLE         N/A           10,000
Zix Corp.              COM              98974P100  5,252   1,141,810 SH           SOLE         N/A        1,141,810